Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Mar. 31, 2016
Registrant Name	Dreyfus Institutional Reserves Funds
Central Index Key	0001423799
Amendment Flag	false
Document Creation Date	May 03, 2017
Document Effective Date	May 03, 2017
Prospectus Date	May 03, 2017
Hamilton Shares Prospectus | Dreyfus Institutional Preferred Government Money Market Fund | Hamilton Shares
Prospectus:
Trading Symbol	DSHXX
Institutional Shares Prospectus | Dreyfus Institutional Preferred Government Money Market Fund | Institutional Shares
Prospectus:
Trading Symbol	DSVXX
Premier Shares Prospectus | Dreyfus Institutional Preferred Government Money Market Fund | Premier Shares
Prospectus:
Trading Symbol	DERXX
Classic Shares Prospectus | Dreyfus Institutional Preferred Government Money Market Fund | Classic Shares
Prospectus:
Trading Symbol	DLSXX
Agency Shares Prospectus | Dreyfus Institutional Preferred Government Money Market Fund | Agency Shares
Prospectus:
Trading Symbol	DRGXX